Employee Benefits - Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined Liability and Its Components Represented by Associates (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net defined benefit liability represented by:
Net defined benefit liability	$ 4,834	$ 3,424	$ 2,458
MMT India [Member]
Net defined benefit liability represented by:
Net defined benefit liability	3,465	2,895
GI India [Member]
Net defined benefit liability represented by:
Net defined benefit liability	1,104	427
Bitla [Member]
Net defined benefit liability represented by:
Net defined benefit liability	104	$ 102
Q2T [Member]
Net defined benefit liability represented by:
Net defined benefit liability	$ 161